Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accruals and Other Liabilities
Schedule of accruals and other liabilities

	December 31,	December 31,
	2020	2021
Payables for purchase of property and equipment	715,561	1,458,767
Salaries and benefits payable	494,726	972,333
Payable for R&D expenses	402,777	887,593
Payables for marketing events	596,110	855,984
Current portion of deferred revenue/income	383,430	746,453
Advance from customers	620,907	638,147
Warranty liabilities	297,446	518,426
Accrued expenses	273,676	497,381
Payable to employees for options exercised	278,209	151,158
Interest payables	98,462	41,147
Current portion of deferred construction allowance	60,695	32,254
Current portion of finance lease liabilities	33,237	27,815
Payables for traveling expenses of employees	18,672	26,212
Other payables	330,116	347,974
Total	4,604,024	7,201,644